Furniture and Equipment	12 Months Ended
Dec. 31, 2011
Furniture and Equipment [Abstract]
FURNITURE AND EQUIPMENT
4.	FURNITURE AND EQUIPMENT

	Cost	Accumulated Depreciation	Net Book Value
As at December 31, 2011
Leasehold improvements	$589	$402	$187
Computer equipment and software	2,986	1,487	1,499
Furniture and equipment	530	447	83

	$4,105	$2,336	$1,769

As at December 31, 2010
Leasehold improvements	$440	$299	$141
Computer equipment and software	1,323	936	387
Furniture and equipment	435	395	40

	$2,198	$1,630	$568

The Company purchased furniture and equipment totaling $1,907 during 2011 (2010 – $411).

The estimated future depreciation expense of furniture and equipment as of December 31, 2011 was as follows:

Year ending December 31:	Amount
2012	$904
2013	597
2014	213
2015	34
2016	21

$1,769